Dreyfus

MidCap Index Fund

SEMIANNUAL REPORT April 30, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            18   Statement of Financial Futures

                            19   Statement of Assets and Liabilities

                           20 Statement of Operations

                            21   Statement of Changes in Net Assets

                             22 Financial Highlights

                            23   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                   Back Cover

                                                                        The Fund

                                                                         Dreyfus

                                                               MidCap Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus MidCap Index Fund, covering the six-month period from November 1, 2001 through April 30, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Tom Durante.

As of the reporting period's close, we have seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, heightened volatility has continued to cause wide price fluctuations for U.S. stocks. The economic outlook may have become less uncertain, but the short-term movements of the stock market remain impossible to predict.

Indeed, the market' s direction becomes clearer only when viewed from a perspective measured in years rather than weeks or months. Although you may become excited about the growth opportunities or worried about the challenges presented under current market conditions, we encourage you to consider your long-term goals first. And, as always, we urge you to solicit the advice of a professional financial advisor who can help you navigate the right course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

May 15, 2002




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Tom Durante, Portfolio Managers

How did Dreyfus MidCap Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2002, Dreyfus MidCap Index Fund produced a total return of 19.70%.(1) The Standard & Poor's MidCap 400 Index ("
S& P 400 Index"), the fund's benchmark, produced a total return of 20.04% for the same period.(2)

We attribute the fund's positive performance to the early stages of an economic recovery, which was driven by the continued strength of consumer spending. The difference in returns was primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the S&P 400 Index, in proportion to their weighting in the Index. Often considered a barometer for the midcap stock market in general, the S&P 400 Index is composed of 400 stocks of midsize domestic and some Canadian companies with market capitalizations ranging between $50 million and $12 billion; the Index contains approximately 310 industrial, 40 utility, 40 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index was the first benchmark to represent the performance of the midcap stock market

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 400 Index. The fund does not attempt to manage market volatility.

                                                                        The Fund

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings tend to be less predictable

What other factors influenced the fund's performance?

Midcap stocks produced substantially higher returns than large-cap stocks during the reporting period, partly because large companies were adversely affected by intensified accounting scrutiny in the wake of the Enron collapse. Midcap companies, however, were not as severely influenced by investors' accounting-related concerns. The most significant factor influencing the fund's performance during the reporting period was the beginning of a potential economic recovery. Economic indicators began to point upward in early 2002, reflecting improved business conditions for manufacturing, housing construction, industrial production, auto sales and consumer-oriented companies. Unemployment began to moderate from the highs reached after September 11. The one exception was corporate capital spending, which has not yet begun to rebound.

Against this improving economic backdrop, many of the industry groups that comprise the S& P 400 Index and the fund produced very strong returns. Because low interest rates encouraged consumers to borrow in order to buy homes, automobiles and other durable goods, profits of banks and thrifts escalated.
What' s more, because midcap banks have less exposure to foreign markets, they were able to produce better returns than their large-cap counterparts, which were hurt by sluggish economic conditions overseas.

Insurance companies also performed well for both the S&P 400 Index and the fund.
Most September 11-related claims fell to large-cap, rather than midcap, insurance companies. At the same time, however, midcap companies were able to reap the benefits of higher premiums charged by the insurance industry shortly after the terrorist attacks. Oil services companies were another major contributor to the S&P 400 Index's and fund' s returns. Higher oil prices, coupled with improving valuations, helped boost returns for these stocks.

The only two areas within the S&P 400 Index and the fund that reported negative returns during the reporting period were pharmaceutical and telecommunications companies. While companies in both areas cited increased competition as the primary reason for their sluggish performance, the latter was also hit hard by persistently lackluster customer demand.

What is the fund's current strategy?

Our strategy is to attempt to replicate the return of the S&P 400 Index.
Accordingly, as of the end of the reporting period the fund's assets were allocated to various industry groups as follows: 1% in Alcohol & Tobacco; 11% in Consumer Cyclicals; 4% in Consumer Staples; 9% in Energy; 11% in Health Care;
19% in Interest Sensitive; 1% in Internet; 11% in Producer Goods & Services; 11% in Services; 14% in Technology; 4% in Utilities; and 4% in Short-Term
Investments.

May 15, 2002

(1)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT
RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST.

(2)  SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE
APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S MIDCAP 400 INDEX
IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN INDEX MEASURING THE PERFORMANCE OF
THE MIDSIZE COMPANY SEGMENT OF THE U.S. STOCK MARKET.

                                                                        The Fund
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STATEMENT OF INVESTMENTS

April 30, 2002 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--95.1%                                                                             Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.8%

R.J. Reynolds Tobacco Holdings                                                                   80,900                5,598,280

Universal                                                                                        22,766                  967,783

                                                                                                                       6,566,063

CONSUMER CYCLICAL--10.7%

Abercrombie & Fitch, Cl. A                                                                       85,850  (a)           2,575,500

Alaska Air Group                                                                                 22,937  (a)             702,560

Albany International, Cl. A                                                                      27,202                  684,946

American Eagle Outfitters                                                                        62,450  (a)           1,588,103

ArvinMeritor                                                                                     57,943                1,836,793

BJ's Wholesale Club                                                                              62,714  (a)           2,798,926

Bandag                                                                                           17,850                  688,653

Barnes & Noble                                                                                   58,350  (a)           1,763,337

Blyth Industries                                                                                 40,900                1,216,775

Bob Evans Farms                                                                                  30,194                  917,898

Borders Group                                                                                    70,750  (a)           1,649,182

BorgWarner                                                                                       22,900                1,430,792

Brinker International                                                                            84,406  (a)           2,906,943

CBRL Group                                                                                       48,425                1,469,699

CDW Computer Centers                                                                             76,600  (a)           4,197,680

Callaway Golf                                                                                    67,600                1,189,760

Cheesecake Factory                                                                               42,000  (a)           1,748,460

Claire's Stores                                                                                  42,152                  909,640

Coach                                                                                            38,300  (a)           2,144,800

Dollar Tree Stores                                                                               97,450  (a)           3,716,743

Extended Stay America                                                                            81,150  (a)           1,355,205

Fastenal                                                                                         33,000                2,760,120

Furniture Brands International                                                                   47,400  (a)           1,935,342

GTECH Holdings                                                                                   24,850  (a)           1,488,763

Gentex                                                                                           65,200  (a)           2,064,232

HON INDUSTRIES                                                                                   50,872                1,522,090

Herman Miller                                                                                    65,710                1,605,295

International Speedway, Cl. A                                                                    46,150                1,984,450

Lands' End                                                                                       25,748  (a)           1,294,867

Lear                                                                                             55,750  (a)           2,866,108

Longs Drug Stores                                                                                32,700                  988,848

Mandalay Resort Group                                                                            61,423  (a)           2,202,629


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Michaels Stores                                                                                  57,000  (a)           2,305,650

Modine Manufacturing                                                                             28,970                  852,297

Mohawk Industries                                                                                56,800  (a)           3,653,944

99 Cents Only Stores                                                                             60,000  (a)           1,864,800

Neiman Marcus Group, Cl. A                                                                       41,450  (a)           1,517,485

Outback Steakhouse                                                                               66,500  (a)           2,332,155

Papa John's International                                                                        19,650  (a)             611,115

Park Place Entertainment                                                                        261,550  (a)           3,217,065

Payless ShoeSource                                                                               19,250  (a)           1,126,895

Ross Stores                                                                                      69,100                2,806,151

Ruddick                                                                                          40,050                  684,054

Saks                                                                                            123,180  (a)           1,831,687

Sotheby's Holdings, Cl. A                                                                        52,968  (a)             780,748

Superior Industries International                                                                22,350                1,152,590

Timberland, Cl. A                                                                                33,750  (a)           1,377,000

Unifi                                                                                            46,537  (a)             521,680

Williams-Sonoma                                                                                  49,550  (a)           2,854,576

                                                                                                                      87,695,031

CONSUMER STAPLES--3.5%

Church & Dwight                                                                                  33,976                  971,714

Dean Foods                                                                                       75,472  (a)           2,793,973

Dial                                                                                             82,350                1,727,703

Dole Food                                                                                        48,443                1,611,699

Dreyer's Grand Ice Cream                                                                         29,928                1,396,440

Hormel Foods                                                                                    120,400                2,973,880

Interstate Bakeries                                                                              37,600                  928,720

J. M. Smucker                                                                                    21,170                  734,599

Lancaster Colony                                                                                 31,949                1,230,037

McCormick & Co.                                                                                 120,272                3,083,774

PepsiAmericas                                                                                   135,400                2,064,850

Sensient Technologies                                                                            40,878                1,021,541

Smithfield Foods                                                                                 96,850  (a)           2,043,535

Tootsie Roll Industries                                                                          45,092                2,113,462

Tyson Foods, Cl. A                                                                              307,215                4,307,154

                                                                                                                      29,003,081

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

ENERGY--9.1%

AGL Resources                                                                                    48,262                1,155,392

Alliant Energy                                                                                   75,979                2,146,407

American Water Works                                                                             86,850                3,795,345

Aquila                                                                                          121,900                1,955,276

BJ Services                                                                                     135,890  (a)           4,992,599

Black Hills                                                                                      22,892                  798,015

Cooper Cameron                                                                                   46,800  (a)           2,566,512

ENSCO International                                                                             116,800                3,943,168

Equitable Resources                                                                              55,550                1,997,022

FMC Technologies                                                                                 56,411  (a)           1,283,350

Forest Oil                                                                                       40,550  (a)           1,277,325

Grant Prideco                                                                                    95,023  (a)           1,520,368

Helmerich & Payne                                                                                43,300                1,784,393

MDU Resources Group                                                                              60,700                1,768,191

Murphy Oil                                                                                       39,382                3,715,692

National Fuel Gas                                                                                69,174                1,647,725

National-Oilwell                                                                                 70,250  (a)           1,866,542

Noble Affiliates                                                                                 49,077                1,916,457

ONEOK                                                                                            51,900                1,134,534

Ocean Energy                                                                                    149,220                3,193,308

Patterson-UTI Energy                                                                             66,250  (a)           2,120,000

Pennzoil-Quaker State                                                                            68,937                1,489,729

Pioneer Natural Resources                                                                        99,100  (a)           2,377,409

Pride International                                                                             115,300  (a)           2,143,427

Questar                                                                                          70,646                1,971,023

Smith International                                                                              42,910  (a)           3,005,845

Tidewater                                                                                        52,605                2,288,318

Valero Energy                                                                                    92,176                3,978,316

Varco International                                                                              83,248  (a)           1,705,752

Vectren                                                                                          58,825                1,467,095

WGL Holdings                                                                                     42,110                1,141,181

Weatherford International                                                                        99,623  (a)           4,968,199

Western Gas Resources                                                                            28,400                1,095,104

                                                                                                                      74,209,019

HEALTH CARE--11.1%

Apogent Technologies                                                                             92,350  (a)           2,142,520

Apria Healthcare Group                                                                           47,300  (a)           1,229,327


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Barr Laboratories                                                                                37,450  (a)           2,496,042

Beckman Coulter                                                                                  53,324                2,547,287

Covance                                                                                          52,450  (a)           1,052,671

Cytyc                                                                                           105,650  (a)           1,659,761

DENTSPLY International                                                                           67,550                2,679,708

Edwards Lifesciences                                                                             51,400  (a)           1,291,168

Express Scripts                                                                                  68,650  (a)           4,339,366

First Health Group                                                                               86,470  (a)           2,507,630

Gilead Sciences                                                                                 167,800  (a)           5,221,936

Health Net                                                                                      107,370  (a)           3,183,520

Henry Schein                                                                                     37,050  (a)           1,763,210

Hillenbrand Industries                                                                           54,350                3,511,010

ICN Pharmaceuticals                                                                              70,800                1,958,328

IDEC Pharmaceuticals                                                                            132,400  (a)           7,275,380

IVAX                                                                                            171,306  (a)           2,021,411

Incyte Genomics                                                                                  57,350  (a)             470,844

LifePoint Hospitals                                                                              34,100  (a)           1,432,200

Lincare Holdings                                                                                 93,550  (a)           2,944,954

Millennium Pharmaceuticals                                                                      243,062  (a)           4,851,518

Mylan Laboratories                                                                              109,348                2,895,535

Omnicare                                                                                         81,050                2,167,277

Oxford Health Plans                                                                              75,900  (a)           3,503,544

Pacificare Health Systems                                                                        29,786  (a)             901,324

Patterson Dental                                                                                 58,700  (a)           2,706,070

Perrigo                                                                                          63,400  (a)             791,232

Protein Design Labs                                                                              76,350  (a)           1,371,246

Quest Diagnostics                                                                                83,550  (a)           7,680,752

STERIS                                                                                           60,250  (a)           1,334,538

Sepracor                                                                                         67,300  (a)             852,018

Triad Hospitals                                                                                  62,552  (a)           2,627,184

Trigon Healthcare                                                                                31,100  (a)           3,130,526

Universal Health Services, Cl. B                                                                 52,050  (a)           2,422,928

VISX                                                                                             47,750  (a)             781,668

Vertex Pharmaceuticals                                                                           65,050  (a)           1,383,614

                                                                                                                      91,129,247

INTEREST SENSITIVE--18.9%

A. G. Edwards                                                                                    69,174                2,830,600

                                                                        The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Allmerica Financial                                                                              45,900                2,290,869

American Financial Group                                                                         59,259                1,759,400

AmeriCredit                                                                                      73,600  (a)           2,857,152

Arthur J. Gallagher                                                                              73,450                2,651,545

Associated Banc-Corp                                                                             62,730                2,349,855

Astoria Financial                                                                                80,100                2,570,409

BISYS Group                                                                                     103,200  (a)           3,529,440

Bank of Hawaii                                                                                   66,670                1,898,762

Banknorth Group                                                                                 131,700                3,475,563

Certegy                                                                                          59,700  (a)           2,316,360

City National                                                                                    41,757                2,307,074

Colonial BancGroup, Cl. A                                                                       100,050                1,600,800

Commerce Bancorp                                                                                 57,300                2,830,047

Compass Bancshares                                                                              110,700                3,959,739

Dun & Bradstreet                                                                                 64,300  (a)           2,476,193

Eaton Vance                                                                                      60,150                2,197,280

Everest Re Group                                                                                 44,600                3,028,340

Fidelity National Financial                                                                      74,400                2,295,240

First Tennessee National                                                                        109,844                4,246,569

First Virginia Banks                                                                             41,459                2,372,699

FirstMerit                                                                                       73,550                2,088,820

Golden State Bancorp                                                                            117,900                3,889,521

Greater Bay Bancorp                                                                              43,400                1,453,466

GreenPoint Financial                                                                             87,050                4,304,623

HCC Insurance Holdings                                                                           52,700                1,370,200

Hibernia, Cl. A                                                                                 138,050                2,754,098

Horace Mann Educators                                                                            35,200                  843,040

Hospitality Properties Trust                                                                     54,300                1,846,200

Independence Community Bank                                                                      51,000                1,662,090

IndyMac Bancorp                                                                                  52,150  (a)           1,316,787

Investment Technology Group                                                                      42,200  (a)           1,941,200

Investors Financial Services                                                                     27,800                2,047,192

LaBranche & Co.                                                                                  51,050  (a)           1,398,770

Legg Mason                                                                                       57,950                2,911,408

Leucadia National                                                                                48,000                1,749,600

M&T Bank                                                                                         80,650                6,885,897

MONY Group                                                                                       41,300                1,610,700


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Mercantile Bankshares                                                                            60,601                2,494,337

Metris Companies                                                                                 55,400                  722,416

NCO Group                                                                                        22,300  (a)             620,832

National Commerce Financial                                                                     176,665                4,944,853

Neuberger Berman                                                                                 61,100                2,654,795

New Plan Excel Realty Trust                                                                      81,050                1,584,527

New York Community Bancorp                                                                       88,850                2,635,291

North Fork Bancorporation                                                                       140,950                5,443,489

Ohio Casualty                                                                                    51,950  (a)           1,003,674

Old Republic International                                                                      103,200                3,429,336

PMI Group                                                                                        38,700                3,139,344

Protective Life                                                                                  59,550                1,897,263

Provident Financial Group                                                                        42,650                1,291,015

Radian Group                                                                                     81,400                4,224,660

Roslyn Bancorp                                                                                   76,350                1,757,577

SEI Investments                                                                                  93,800                3,160,122

Silicon Valley Bancshares                                                                        40,150  (a)           1,282,793

Sovereign Bancorp                                                                               222,650                3,212,839

StanCorp Financial Group                                                                         25,950                1,518,075

TCF Financial                                                                                    66,450                3,458,722

Unitrin                                                                                          58,650                2,443,945

Waddell & Reed Financial, Cl. A                                                                  69,500                1,789,625

Webster Financial                                                                                42,800                1,696,164

Westamerica Bancorporation                                                                       30,100                1,331,925

Wilmington Trust                                                                                 28,400                1,793,176

                                                                                                                     155,448,343

INTERNET--.8%

CheckFree                                                                                        67,200  (a)           1,368,192

E*TRADE Group                                                                                   323,600  (a)           2,439,944

Internet Security Systems                                                                        41,300  (a)             809,480

Macromedia                                                                                       51,100  (a)           1,144,129

Retek                                                                                            44,150  (a)           1,041,896

                                                                                                                       6,803,641

PRODUCER GOODS & SERVICES--10.9%

A. Schulman                                                                                      25,225                  512,067

AGCO                                                                                             62,500                1,420,000

AK Steel Holding                                                                                 93,500                1,146,310

                                                                        The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
--------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

AMETEK                                                                                            28,372               1,098,848

Airborne                                                                                          41,538                 861,498

Airgas                                                                                           60,600  (a)             999,294

Albemarle                                                                                        39,500                1,171,175

Alexander & Baldwin                                                                              35,207                  956,574

American Standard Cos.                                                                           62,250  (a)           4,650,075

Arch Coal                                                                                        45,500                1,010,100

Atlas Air Worldwide Holdings                                                                     33,000  (a)             411,510

Bowater                                                                                          47,510                2,265,277

C.H. Robinson Worldwide                                                                          73,400                2,309,898

CNF                                                                                              42,400                1,340,264

Cabot                                                                                            54,000                1,609,200

Carlisle Cos.                                                                                    26,182                1,060,109

Carpenter Technology                                                                             19,194                  508,641

Clayton Homes                                                                                   119,470                2,042,937

Crompton                                                                                         98,133                1,182,503

Cytec Industries                                                                                 34,300  (a)           1,131,557

D. R. Horton                                                                                    126,300                3,258,540

Donaldson                                                                                        38,308                1,652,990

EGL                                                                                              41,300  (a)             708,295

Energizer Holdings                                                                               79,300  (a)           1,895,270

Expeditors International of Washington                                                           44,750                2,589,683

FMC                                                                                              27,200  (a)           1,052,640

Ferro                                                                                            29,579                  837,677

Flowserve                                                                                        45,365  (a)           1,565,092

GATX                                                                                             42,196                1,351,116

Glatfelter                                                                                       36,850                  645,981

Granite Construction                                                                             35,687                  824,727

H. B. Fuller                                                                                     24,434                  760,142

Harsco                                                                                           34,696                1,474,580

Hubbell, Cl. B                                                                                   50,980                1,755,241

IMC Global                                                                                       99,722                1,256,497

J.B. Hunt Transport Services                                                                     31,250  (a)             818,437

Jacobs Engineering Group                                                                         46,842  (a)           1,848,385

Kaydon                                                                                           26,038                  741,823

Kennametal                                                                                       26,850                1,064,871

Lennar                                                                                           55,750                3,096,355


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Longview Fibre                                                                                   44,086                  443,064

Lubrizol                                                                                         44,388                1,530,498

Lyondell Chemical                                                                               102,088                1,508,861

Martin Marietta Materials                                                                        42,150                1,642,164

Minerals Technologies                                                                            16,950                  847,500

Newport                                                                                          31,650                  649,141

Nordson                                                                                          28,686                  888,692

Olin                                                                                             37,490                  682,693

Overseas Shipholding Group                                                                       29,570                  675,379

Packaging Corp of America                                                                        91,700  (a)           1,811,075

Pentair                                                                                          42,590                2,068,170

Potlach                                                                                          24,450                  844,014

Precision Castparts                                                                              45,096                1,595,046

Quanta Services                                                                                  52,750  (a)             884,090

RPM                                                                                              97,613                1,654,540

Rayonier                                                                                         23,650                1,387,545

Sequa, Cl. A                                                                                      8,936  (a)             529,458

Solutia                                                                                          90,400                  755,744

Sonoco Products                                                                                  82,943                2,397,053

Stewart & Stevenson Services                                                                     24,526                  463,296

Swift Transportation                                                                             74,050  (a)           1,440,273

Tecumseh Products, Cl. A                                                                         16,050                  833,958

Teleflex                                                                                         33,700                1,904,387

Trinity Industries                                                                               38,001                  893,024

UCAR International                                                                               48,150  (a)             625,950

Valspar                                                                                          43,050                1,982,453

Wausau-Mosinee Paper                                                                             44,513                  579,114

York International                                                                               33,800                1,230,658

                                                                                                                      89,634,019

SERVICES--11.1%

Affiliated Computer Services, Cl. A                                                             113,900  (a)           6,158,573

Apollo Group, Cl. A                                                                             150,075  (a)           5,753,875

Banta                                                                                            21,336                  802,234

Belo, Cl. A                                                                                      95,614                2,233,543

CSG Systems International                                                                        46,050  (a)           1,207,431

Catalina Marketing                                                                               47,900  (a)           1,680,811

Ceridian                                                                                        127,050  (a)           2,830,674

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
--------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

ChoicePoint                                                                                      54,650  (a)           3,029,796

Copart                                                                                           78,700  (a)           1,211,193

DST Systems                                                                                     104,600  (a)           5,169,332

DeVry                                                                                            60,600  (a)           1,605,294

Education Management                                                                             30,250  (a)           1,304,380

Emmis Communications, Cl. A                                                                      44,650  (a)           1,297,975

Entercom Communications                                                                          42,500  (a)           2,220,625

Gartner Group, Cl. B                                                                             73,100  (a)             855,270

Hanover Compressor                                                                               54,850  (a)           1,033,922

Harte-Hanks                                                                                      54,750                1,758,570

Hispanic Broadcasting                                                                            94,150  (a)           2,525,103

Jack Henry & Associates                                                                          77,550                1,805,364

Keane                                                                                            65,200  (a)           1,019,728

Kelly Services, Cl. A                                                                            31,185                  903,710

Korn/Ferry International                                                                         32,600  (a)             342,300

Lee Enterprises                                                                                  38,350                1,505,238

MPS Group                                                                                        84,800  (a)             763,200

Manpower                                                                                         65,950                2,654,488

Media General, Cl. A                                                                             19,900                1,365,538

Pittston Brink's Group                                                                           47,050                1,294,816

Price Communications                                                                             47,700  (a)             801,837

Reader's Digest Association, Cl. A (non-voting)                                                  86,450                2,057,510

Republic Services                                                                               146,800  (a)           2,906,640

Rollins                                                                                          25,955                  524,291

Scholastic                                                                                       30,850  (a)           1,565,021

Six Flags                                                                                        80,200  (a)           1,467,660

SunGard Data Systems                                                                            242,550  (a)           7,218,288

Sykes Enterprises                                                                                34,700  (a)             356,716

Sylvan Learning Systems                                                                          33,500  (a)             924,600

Telephone and Data Systems                                                                       50,850                4,373,100

United Rentals                                                                                   63,600  (a)           1,621,800

Valassis Communications                                                                          46,600  (a)           1,742,374

Viad                                                                                             77,250                2,354,580

Wallace Computer Services                                                                        35,364                  769,167

Washington Post, Cl. B                                                                            8,169                5,161,174

Westwood One                                                                                     93,050  (a)           3,349,800

                                                                                                                      91,527,541

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--13.8%

ADTRAN                                                                                           34,250  (a)             851,455

Activison                                                                                        47,200  (a)           1,485,856

Acxiom                                                                                           75,700  (a)           1,258,891

Advanced Fibre Communications                                                                    71,200  (a)           1,263,088

Advent Software                                                                                  29,450  (a)           1,454,241

Arrow Electronics                                                                                86,512  (a)           2,283,917

Ascential Software                                                                              224,021  (a)             770,632

Atmel                                                                                           404,100  (a)           3,636,900

Avnet                                                                                           103,058                2,640,346

Avocent                                                                                          38,550  (a)             963,750

Cabot Microelectronics                                                                           20,962  (a)           1,025,042

Cadence Design Systems                                                                          212,360  (a)           4,349,133

Cirrus Logic                                                                                     71,578  (a)             869,673

CommScope                                                                                        53,350  (a)             847,198

Credence Systems                                                                                 52,400  (a)           1,060,576

Cree                                                                                             62,700  (a)             739,233

Cypress Semiconductor                                                                           104,518  (a)           2,327,616

DSP Group                                                                                        23,150  (a)             491,243

Diebold                                                                                          62,001                2,344,878

Electronic Arts                                                                                 119,800  (a)           7,074,190

FEI                                                                                              27,600  (a)             729,468

Fairchild Semiconductor, Cl. A                                                                   86,550  (a)           2,331,657

Federal Signal                                                                                   38,863                  893,849

Harris                                                                                           57,400                2,078,454

Imation                                                                                          30,400  (a)             914,736

InFocus                                                                                          33,700  (a)             436,078

Intergrated Device Technology                                                                    90,650  (a)           2,541,826

International Rectifier                                                                          55,050  (a)           2,538,906

KEMET                                                                                            74,500  (a)           1,443,065

LTX                                                                                              42,100  (a)             892,941

L-3 Communications Holdings                                                                      34,050  (a)           4,350,909

Lam Research                                                                                    109,350  (a)           2,805,921

Lattice Semiconductor                                                                            95,000  (a)           1,125,750

Legato Systems                                                                                   77,300  (a)             533,370

MIPS Technologies, Cl. B                                                                         33,750  (a)             191,362

Macrovision                                                                                      44,000  (a)             978,120

McData, Cl. A                                                                                    97,050  (a)             658,969

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Mentor Graphics                                                                                  55,959  (a)           1,080,009

Micrel                                                                                           80,650  (a)           1,770,267

Microchip Technology                                                                            115,500  (a)           5,139,750

National Instruments                                                                             44,400  (a)           1,706,292

Network Associates                                                                              122,150  (a)           2,168,162

Per-Se Technologies (warrants)                                                                      834  (a)                 125

Plantronics                                                                                      40,050  (a)             843,453

Plexus                                                                                           36,150  (a)             903,388

Polycom                                                                                          86,600  (a)           1,785,692

Powerwave Technologies                                                                           56,350  (a)             672,819

Quantum                                                                                         135,156  (a)             993,397

RF Micro Devices                                                                                145,400  (a)           2,529,960

RSA Security                                                                                     48,550  (a)             296,155

Reynolds & Reynolds, Cl. A                                                                       60,802                1,760,826

SPX                                                                                              34,950  (a)           4,706,018

SanDisk                                                                                          59,250  (a)             969,330

Semtech                                                                                          61,200  (a)           1,957,176

Storage Technology                                                                               91,326  (a)           1,879,489

Sybase                                                                                           85,800  (a)           1,206,348

Symantec                                                                                        123,452  (a)           4,371,435

Synopsys                                                                                         52,600  (a)           2,372,786

3Com                                                                                            305,700  (a)           1,763,889

Tech Data                                                                                        47,900  (a)           2,267,586

Titan                                                                                            65,850  (a)           1,505,331

Transaction Systems Architects, Cl. A                                                            30,450  (a)             353,220

TriQuint Semiconductor                                                                          113,138  (a)           1,147,219

Vishay Intertechnology                                                                          138,304  (a)           3,041,305

Wind River Systems                                                                               67,850  (a)             738,887

                                                                                                                     113,113,553

UTILITIES--4.4%

ALLETE                                                                                           72,974                2,228,626

Broadwing                                                                                       189,900  (a)           1,253,340

Cleco                                                                                            38,840                  962,455

Conectiv                                                                                         77,049                1,921,602

DPL                                                                                             109,750                2,855,695

DQE                                                                                              48,550                  947,696

Dycom Industries                                                                                 41,300  (a)             624,869


COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Energy East                                                                                     101,376                2,229,258

Great Plains Energy                                                                              53,780                1,263,292

Hawaiian Electric Industries                                                                     31,079                1,468,172

IDACORP                                                                                          32,333                1,223,481

NSTAR                                                                                            46,150                2,113,670

Northeast Utilities                                                                             121,760                2,435,200

OGE Energy                                                                                       67,646                1,599,828

PNM Resources                                                                                    33,994                  985,826

Potomac Electric Power                                                                           93,283                2,132,450

Puget Energy                                                                                     75,340                1,561,798

SCANA                                                                                            90,964                2,906,300

Sierra Pacific Resources                                                                         88,211                  625,416

WPS Resources                                                                                    26,600                1,107,890

Western Resources                                                                                60,800                1,057,312

Wisconsin Energy                                                                                101,087                2,628,262

                                                                                                                      36,132,438

TOTAL COMMON STOCKS

   (cost $713,705,053)                                                                                               781,261,976
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--4.0%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--3.7%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  1.87%, dated 4/30/2002, due 5/1/2002 in the

  amount of $30,436,581 (fully collateralized by

  $30,590,000 Federal Home Loan Mortgage Corp. Notes,

   5.75%, 1/15/2012, value $31,045,819)                                                      30,435,000               30,435,000

U.S. TREASURY BILLS--.3%

1.68%, 7/18/2002                                                                              2,500,000  (b)           2,490,775

TOTAL SHORT-TERM INVESTMENTS

   (cost $32,925,900)                                                                                                 32,925,775
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $746,630,953)                                                              99.1%             814,187,751

CASH AND RECEIVABLES (NET)                                                                           .9%               7,612,551

NET ASSETS                                                                                        100.0%             821,800,302

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF FINANCIAL FUTURES

April 30, 2002 (Unaudited)

                                                                   Market Value                                    Unrealized
                                                                        Covered                                 (Depreciation)
                                            Contracts           by Contracts ($)        Expiration            at 4/30/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's MidCap 400                      140                37,719,500          June 2002                   (174,875)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2002 (Unaudited)

                                                              Cost         Value

--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--

   See Statement of Investments--Note 1(b)            746,630,953   814,187,751

Cash                                                                  4,214,981

Receivable for shares of Common Stock subscribed                      3,034,673

Receivable for futures variation margin--Note 4                         577,000

Dividends and interest receivable                                       406,560

Receivable for investment securities sold                               153,967

                                                                     822,574,932

--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           326,144

Payable for shares of Common Stock redeemed                             448,486

                                                                         774,630

--------------------------------------------------------------------------------

NET ASSETS ($)                                                      821,800,302
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     765,447,774

Accumulated undistributed investment income--net                        516,986

Accumulated net realized gain (loss) on investments                 (11,546,381)

Accumulated net unrealized appreciation (depreciation)
  on investments [including ($174,875) net unrealized
  (depreciation) on financial futures]                               67,381,923
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      821,800,302
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      36,820,084

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   22.32

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends                                                       3,281,460

Interest                                                               297,140

TOTAL INCOME                                                         3,578,600

EXPENSES:

Management fee--Note 3(a)                                              835,346

Shareholder servicing costs--Note 3(b)                                 835,346

Loan commitment fees--Note 2                                             4,992

TOTAL EXPENSES                                                       1,675,684

INVESTMENT INCOME--NET                                               1,902,916
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              2,629,859

Net realized gain (loss) on financial futures                        7,216,257

NET REALIZED GAIN (LOSS)                                             9,846,116

Net unrealized appreciation (depreciation)
  on investments [including ($839,675) net
  unrealized (depreciation) on financial futures]                  101,921,399

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             111,767,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               113,670,431

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           April 30, 2002            Year Ended

                                               (Unaudited)     October 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,902,916             3,865,664

Net realized gain (loss) on investments         9,846,116             9,880,610

Net unrealized appreciation (depreciation)
   on investments                             101,921,399           (92,589,842)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  113,670,431           (78,843,568)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                         (4,350,581)           (4,048,781)

Net realized gain on investments              (16,543,657)          (65,166,093)

TOTAL DIVIDENDS                               (20,894,238)          (69,214,874)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 259,312,724           347,147,102

Dividends reinvested                           19,756,438            62,242,591

Cost of shares redeemed                       (95,959,720)         (203,381,122)

Redemption fee                                     33,390               175,048

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            183,142,832           206,183,619

TOTAL INCREASE (DECREASE) IN NET ASSETS       275,919,025            58,125,177
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           545,881,277           487,756,100

END OF PERIOD                                 821,800,302           545,881,277

Undistributed investment income--net              516,986             2,964,651
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    12,099,550            16,258,086

Shares issued for dividends reinvested            961,852             2,821,667

Shares redeemed                                (4,512,419)           (9,743,610)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   8,548,983             9,336,143

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                            April 30, 2002                                Year Ended October 31,
                                                           -----------------------------------------------------------------------
                                           (Unaudited)          2001           2000           1999            1998          1997
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                          19.31          25.76          24.14          25.80           26.55         21.32

Investment Operations:

Investment income--net                            .06(a)         .16(a)         .22(a)         .21(a)          .27           .25

Net realized and unrealized
   gain (loss) on investments                    3.68          (3.02)          6.07           4.46            1.16          6.25

Total from Investment Operations                 3.74          (2.86)          6.29           4.67            1.43          6.50

Distributions:

Dividends from investment

   income--net                                   (.15)          (.21)          (.20)          (.31)           (.23)         (.27)

Dividends from net realized
   gain on investments                           (.58)         (3.38)         (4.47)         (6.02)          (1.99)        (1.00)

Total Distributions                              (.73)         (3.59)         (4.67)         (6.33)          (2.22)        (1.27)

Redemption fee                                    .00(b)         .00(b)         .00(b)         .00(b)          .04            --

Net asset value, end of period                  22.32          19.31          25.76          24.14           25.80         26.55
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                19.70(c)      (12.85)         30.77          20.48            5.88         32.02
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                             .25(c)         .50           .50             .50             .50           .50

Ratio of net investment income
   to average net assets                          .28(c)         .72           .90             .90             .98          1.07

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                         --             --            --              --              --           .09

Portfolio Turnover Rate                          7.96(c)       28.34         45.74           50.17           67.85         20.15
-------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period

   ($ x 1,000)                                821,800        545,881       487,756         282,544         251,772       221,017

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus MidCap Index Fund (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor") , a wholly-owned subsidiary of the Manager, is the Distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is a potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2002, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest, fees and expenses of non-interested Board members (including counsel fees) , Shareholder Services Plan fees and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and a fee of $4,000 for each meeting attended and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the fund directly to The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the non-interested Board members, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Board members.

(B) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2002, the fund was charged $835,346 pursuant to the Shareholder Services Plan.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund' s exchange privilege.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2002, amounted to $220,083,436 and $50,739,798, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2002, are set forth in the Statement of Financial Futures.

At April 30, 2002, accumulated net unrealized appreciation on investments was $67,556,798, consisting of $144,372,334 gross unrealized appreciation and $76,815,536 gross unrealized depreciation.

At April 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                                        The Fund

NOTES

                        For More Information

                        Dreyfus
                        MidCap Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  113SA0402